Other non-financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current
Income tax credit		$ 24,396	$ 23,165
Non-current
Income tax credit		319	3,413
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Value added tax credit		28,081	18,153
Income tax credit	[1]	26,794	0
Other taxes to be recovered		2,700	2,929
Total Current		57,575	21,082
Non-current
Other Receivables	[2]	183,208	184,802
Income tax credit	[1]	16,858	4,212
Total Non-Current		200,066	189,014
TOTAL Non-financial assets		$ 257,641	$ 210,096

[1]	Represents disbursements made by the Company for the prepayment of income tax, which the Company expects to use to offset future tax obligations or will be refunded to the Company by SUNAT (Superintendencia Nacional de Administración Tributaria) (see Note 13(b)).
[2]	Represents disbursement made by the Company in connection with disputed tax assessments related to reviews by SUNAT from years 2003 to 2011 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.